Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement [Abstract]
Disclosure of fair value measurement of assets
The following table provides the fair value measurement hierarchy of PagSeguro Group’s financial assets and financial liabilities as of December 31, 2020:

	December 31, 2020
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	321,674	1,318,391	—
Financial investments	979,837	—	—
Accounts receivable	—	16,076,540	—
Other receivables	—	164,805	—
Judicial deposits	—	7,449	—
Investment	—	—	16,400

Financial liabilities
Payables to third parties	—	10,101,510	—
Trade payables	—	335,539	—
Trade payables to related parties	—	58,336	—
Deposits	—	766,086
Deferred revenue	—	213,555
Other liabilities	—	159,198	—

Disclosure of fair value measurement of liabilities
The following table provides the fair value measurement hierarchy of PagSeguro Group’s financial assets and financial liabilities as of December 31, 2020:

	December 31, 2020
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Financial assets
Cash and cash equivalents	321,674	1,318,391	—
Financial investments	979,837	—	—
Accounts receivable	—	16,076,540	—
Other receivables	—	164,805	—
Judicial deposits	—	7,449	—
Investment	—	—	16,400

Financial liabilities
Payables to third parties	—	10,101,510	—
Trade payables	—	335,539	—
Trade payables to related parties	—	58,336	—
Deposits	—	766,086
Deferred revenue	—	213,555
Other liabilities	—	159,198	—